SHARE BASED COMPENSATION (2006 Share Incentive Plan, Information Relating to RSU Outstanding) (Details) (2006 Share Incentive Plan [Member], Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2013 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of shares	1,582,828
US$15.275 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 15.275
Outstanding, Number of shares	30,000
Outstanding, Weighted-average remaining contractual life (in years)	3.12
US$15.340 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 15.340
Outstanding, Number of shares	4,500
Outstanding, Weighted-average remaining contractual life (in years)	3.16
US$13.430 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 13.430
Outstanding, Number of shares	566,296
Outstanding, Weighted-average remaining contractual life (in years)	3.19
US$12.780 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 12.780
Outstanding, Number of shares	66,000
Outstanding, Weighted-average remaining contractual life (in years)	3.88
US$14.640 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 14.640
Outstanding, Number of shares	24,000
Outstanding, Weighted-average remaining contractual life (in years)	4.00
US$12.385 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 12.385
Outstanding, Number of shares	767,128
Outstanding, Weighted-average remaining contractual life (in years)	4.29
US$14.735 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 14.735
Outstanding, Number of shares	12,000
Outstanding, Weighted-average remaining contractual life (in years)	4.46
US$14.915 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 14.915
Outstanding, Number of shares	9,000
Outstanding, Weighted-average remaining contractual life (in years)	4.44
US$18.470 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 18.470
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (in years)	4.81
US$17.685 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant price (in US dollars per share)	$ 17.685
Outstanding, Number of shares	97,904
Outstanding, Weighted-average remaining contractual life (in years)	4.85